Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Jan. 28, 2020
Virtus KAR Global Quality Dividend Fund | Class R6
Prospectus:
Trading Symbol	VGQRX
Virtus KAR Global Quality Dividend Fund | Class I
Prospectus:
Trading Symbol	PIPTX
Virtus KAR Global Quality Dividend Fund | CLASS C
Prospectus:
Trading Symbol	PPTCX
Virtus KAR Global Quality Dividend Fund | CLASS A
Prospectus:
Trading Symbol	PPTAX
Virtus KAR Small-Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRSGX
Virtus KAR Small-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	PXSGX
Virtus KAR Small-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	PSGCX
Virtus KAR Small-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	PSGAX
Virtus KAR Small-Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VSCRX
Virtus KAR Small-Cap Core Fund | Class I
Prospectus:
Trading Symbol	PKSFX
Virtus KAR Small-Cap Core Fund | Class C
Prospectus:
Trading Symbol	PKSCX
Virtus KAR Small-Cap Core Fund | Class A
Prospectus:
Trading Symbol	PKSAX
Virtus KAR Capital Growth Fund | Class R6
Prospectus:
Trading Symbol	VCGRX
Virtus KAR Capital Growth Fund | Class I
Prospectus:
Trading Symbol	PLXGX
Virtus KAR Capital Growth Fund | Class C
Prospectus:
Trading Symbol	SSTFX
Virtus KAR Capital Growth Fund | Class A
Prospectus:
Trading Symbol	PSTAX
Virtus KAR Mid-Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRMGX
Virtus KAR Mid-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	PICMX
Virtus KAR Mid-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	PSKCX
Virtus KAR Mid-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	PHSKX
Virtus KAR Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	VQSRX
Virtus KAR Small-Cap Value Fund | Class I
Prospectus:
Trading Symbol	PXQSX
Virtus KAR Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	PQSCX
Virtus KAR Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	PQSAX
Virtus KAR Mid-Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VRMCX
Virtus KAR Mid-Cap Core Fund | Class I
Prospectus:
Trading Symbol	VIMCX
Virtus KAR Mid-Cap Core Fund | Class C
Prospectus:
Trading Symbol	VMCCX
Virtus KAR Mid-Cap Core Fund | Class A
Prospectus:
Trading Symbol	VMACX
Virtus KAR Small-Mid Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VKSRX
Virtus KAR Small-Mid Cap Core Fund | Class I
Prospectus:
Trading Symbol	VKSIX
Virtus KAR Small-Mid Cap Core Fund | Class C
Prospectus:
Trading Symbol	VKSCX
Virtus KAR Small-Mid Cap Core Fund | Class A
Prospectus:
Trading Symbol	VKSAX
Virtus SGA Global Growth Fund | Class C
Prospectus:
Trading Symbol	SGACX
Virtus SGA Global Growth Fund | Class A
Prospectus:
Trading Symbol	SGAAX
Virtus SGA Global Growth Fund | Class R6
Prospectus:
Trading Symbol	SGARX
Virtus SGA Global Growth Fund | Class I
Prospectus:
Trading Symbol	SGAPX
Virtus SGA Emerging Markets Growth Fund | Class I
Prospectus:
Trading Symbol	VIEGX
Virtus SGA Emerging Markets Growth Fund | Class C
Prospectus:
Trading Symbol	VCEGX
Virtus SGA Emerging Markets Growth Fund | Class A
Prospectus:
Trading Symbol	VAEGX
Virtus SGA Emerging Markets Growth Fund | Class R6
Prospectus:
Trading Symbol	VESRX